RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2026 HKD ($)
Related Party Transaction [Line Items]
Revenue from related parties	$ 24,819,541	$ 17,337,623	$ 135,233,463	$ 83,548,892
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties		120,625	$ 940,878	1,235,627
Accounts and other receivables		$ 120,625			$ 940,878